Condensed Consolidated Statements of Income (USD $) In Millions, except Per Share data	3 Months Ended						9 Months Ended
	Sep. 30, 2011		Jun. 30, 2011		Sep. 30, 2010		Sep. 30, 2011		Sep. 30, 2010
Operating revenues, net of discounts, returns and allowances
Sales of ores and metals	$ 14,783		$ 13,659		$ 12,350		$ 40,185		$ 26,401
Aluminum products					609		383		1,863
Revenues from logistic services	503		476		408		1,307		1,131
Fertilizer products	1,037		867		802		2,691		1,077
Others	418		343		327		1,068		802
Revenues before taxes	16,741		15,345		14,496		45,634		31,274
Taxes on revenues	(380)		(356)		(394)		(1,071)		(910)
Net operating revenues	16,361		14,989		14,102		44,563		30,364
Operating costs and expenses
Cost of ores and metals sold	(4,737)		(4,361)		(3,503)		(13,199)		(9,068)
Cost of aluminum products					(491)		(289)		(1,543)
Cost of logistic services	(391)		(376)		(263)		(1,056)		(755)
Cost of fertilizer products	(788)		(676)		(669)		(2,109)		(882)
Others	(335)		(308)		(187)		(895)		(526)
Total costs	(6,251)		(5,721)		(5,113)		(17,548)		(12,774)
Selling, general and administrative expenses	(654)		(434)		(418)		(1,507)		(1,054)
Research and development expenses	(440)		(363)		(216)		(1,145)		(577)
Gain on sale of assets							1,513
Others	(643)		(724)		(519)		(1,787)		(1,431)
Total costs and expenses	(7,988)		(7,242)		(6,266)		(20,474)		(15,836)
Operating income	8,373		7,747		7,836		24,089		14,528
Non-operating income (expenses)
Financial income	188		226		56		579		173
Financial expenses	(822)		(514)		(741)		(1,918)		(1,720)
Gains (losses) on derivatives, net	(568)		358		500		29		158
Foreign exchange and indexation gains (losses), net	(2,191)		578		257		(1,533)		293
Total non-operating income (expenses)	(3,393)		648		72		(2,843)		(1,096)
Income before discontinued operations, income taxes and equity results	4,980		8,395		7,908		21,246		13,432
Income taxes
Current	(1,197)		(1,719)		(2,589)		(4,509)		(3,447)
Deferred	846		(688)		443		374		879
Income taxes per consolidated statements of income	(351)		(2,407)		(2,146)		(4,135)		(2,568)
Equity in results of affiliates, joint ventures and other investments	282		406		305		968		684
Net income from continuing operations	4,911		6,394		6,067		18,079		11,548
Discontinued operations, net of tax					8				(143)
Net income	4,911		6,394		6,075		18,079		11,405
Net income (loss) attributable to noncontrolling interests	(24)		(58)		37		(134)		58
Net income attributable to the Company's stockholders	$ 4,935		$ 6,452		$ 6,038		$ 18,213		$ 11,347
Basic and diluted earnings per share attributable to Company's stockholders
Earnings per preferred share (in dollars per share)	$ 0.93		$ 1.21		$ 1.13		$ 3.43		$ 2.12
Earnings per common share (in dollars per share)	$ 0.93		$ 1.21		$ 1.13		$ 3.43		$ 2.12
Earnings per preferred share linked to mandatorily convertible notes (in dollars per share)	$ 1.78	[1]	$ 1.71	[1]	$ 1.35	[1]	$ 5.16	[1]	$ 3.15	[1]
Earnings per common share linked to mandatorily convertible notes (in dollars per share)	$ 1.79	[1]	$ 1.79	[1]	$ 1.36	[1]	$ 5.32	[1]	$ 4.94	[1]

[1]	Basic earnings per share only, as dilution assumes conversion.